Condensed Consolidating Guarantor Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012
Senior Notes [member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, gross	$ 1,500	$ 1,500	$ 1,500	$ 0
Debt instrument, interest rate, stated percentage	5.625%	5.625%	5.625%
Mortgage loan [member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, gross	525	525	525	0
Debt instrument, interest rate, stated percentage	2.30%	2.32%
Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership Percentage	100.00%	100.00%
Subsidiary Issuer [Member] | Senior Notes [member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, gross			1,500
Debt instrument, interest rate, stated percentage			5.625%
Non-Guarantor Subsidiaries [member] | Mortgage loan [member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, gross	$ 589
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership Percentage	100.00%	100.00%